Inventory, Net - Schedule of Inventory (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Schedule of Inventory [Abstract]
Finished goods	$ 38,752	$ 337,971
Raw materials
Total inventory, net	$ 38,752	$ 337,971